Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of Certain Maturities
As of December 31, 2012, a summary of our debt maturing in 2013 is as follows (in millions):

KPMG Tower	$365.0
777 Tower	273.0
US Bank Tower (1)	260.0
Principal payable at maturity	$898.0
__________

(1)
On June 18, 2013, we sold US Bank Tower and the Westlawn off-site parking garage. The $260.0 million loan balance was repaid at closing using proceeds from the transaction. See Note 21 “Subsequent Events.”

Property, Plant and Equipment
Depreciation and amortization are recorded on a straight-line basis over the following estimated useful lives:

•	Buildings and improvements	25 to 50 years

•	Acquired ground leases	Remaining life of the related lease as of the date of assumption of the lease

•	Tenant improvements	Shorter of the estimated useful life or lease term

•	Furniture, fixtures and equipment	5 years